Dear Shareholders:
-------------------------------------------------------------------------------

  Currency losses and rising U.S. interest rates took their toll on the Lexington Global Income Fund during the first six months of 1999. The Fund had a total return of negative 1.28%* compared to a negative return of 7.27% for the unmanaged Lehman Brothers Global Bond Index and a negative return of 3.37% for the average global income fund monitored by Lipper, Inc. As you can see, the Fund outperformed the averages for these benchmarks. We are confident that our strategy, which stresses regional diversification and current income, will continue to be rewarding over the long term.

Portfolio Review

  The U.S. Dollar rose 11% versus the Euro so far this year. We reduced the Fund's European exposure through the sale of Norwegian and U.K. bonds early in the first quarter. Nonetheless, unrealized currency losses on our European bond holdings reduced the Fund's asset value during the first half-year by over 3.5%. Despite its recent sell-off, we believe that the dollar will strengthen in months ahead. Domestic economic growth well exceeds that of Europe and that fosters a higher return for dollar-denominated assets whether they are common stocks or debt instruments. We will likely see Dollar/Euro parity before year-end, but longer term we anticipate a significant recovery in the Euro. Currently, the Fund has about 36% of its assets invested in Europe with the largest exposures in Greece (10.6%) and Denmark (9.6%). We are likely to increase our European and Euro exposure before year-end.

  We increased our holdings of high-yield domestic debt this year. On June 30, such investments accounted for 26% of total assets compared with 18% at the start of the year. These investments are split between non-investment grade residential mortgage debt and corporate bonds. Continued strong business expansion, strong consumer finances, and a robust housing market mitigate the risk of credit losses during this phase of the economic cycle.

Market Outlook

  Emerging market dollar-denominated debt has been the place to invest so far this year. The Lehman Brothers Emerging Market Debt Index was up 10.2% during the first six months of 1999. Unfortunately, we had no exposure to the big winner in this sector, Russia, whose dollar-denominated debt rallied 56% during the second quarter alone. About 22% of the Fund's assets are invested in dollar-denominated emerging market debt, and so, a reduction in this percentage is likely going forward. Rising U.S. interest rates are likely to weigh heavily on the creditworthiness of the debt-laden Latin American economies. Going forward, we think the best investment opportunities will be found in local currency debt in the emerging European economies, and we will continue to overweight these markets.

Year 2000 -- Investment Decisions

  When evaluating current and potential portfolio positions, Year 2000 readiness is one of the factors the Fund's manager considers. The manager will rely upon public filings and other statements made by issuers about their Year 2000 readiness. The manager, of course, cannot audit each issuer and its major suppliers to verify their Year 2000 readiness. If an issuer in which the Fund is invested is adversely affected by Year 2000 problems, it is likely that the price of its securities will also be adversely affected. A decrease in the value of one or more of the Fund's portfolio holdings will have a similar impact on the Fund's performance. A further discussion of Year 2000 issues is included in the footnotes to financial statements, which are included in this report.

  We appreciate the support of our shareholders and would be happy to respond to any questions or comments you may have. Please feel free to call us at 1-800-526-0056 or visit our website at www.lexingtonfunds.com.

Sincerely,

/s/ Denis P. Jamison               /s/ Robert  M. DeMichele

Denis P. Jamison                   Robert M. DeMichele
Portfolio Manager                  President
August, 1999                       August, 1999

* 3.69%, 8.64% and 7.34% are the one, five, and ten year average annual standard total returns, respectively, for the period ended June 30, 1999. Prior to December 31, 1994, the Fund operated under a different name and investment objective. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than at their original cost. Total return represents past performance and is not predictive of future results. Investing in emerging markets, rather than established markets, has special risks, including currency fluctuations and political instability. High yield bonds are lower quality bonds that are also known as "Junk Bonds." Such bonds entail greater risks than those found in higher rated securities. There is no guarantee that the Fund can achieve its objective.

                     Portfolio Summary as of June 30, 1999
                                  (unaudited)

      [PIE CHART APPEARS HERE]

                               Asset Allocation
      Government Bold                 45%
      Corporate Bonds                 44%
      Cash & Cash Equivalents         11%

      [PIE CHART APPEARS HERE]

                               Top Country Holdings
      United Statees                  20%
      Greece                          10%
      Denmark                          9%
      Argentinia                       8%
      Poland                           7%
      Dominican Republic               7%

                      Top Ten Holdings (44% of Portfolio)

 1. Government of Turkey Treasury Bills, (0.00%, due 11/03/99) - Turkey
 2. Republic of Argentina, (9.75%, due 09/12/27) - Argentina
 3. Hellenic Republic, (9.80%, due 03/21/00) - Greece
 4. Republic of the Philippines, (18.00%, due 11/26/08) - Philippines
 5. Federative Republic of Brazil, "C" Bond, (5.00%, due 04/15/14) - Brazil
 6. Tricom, S.A., (11.375%, due 09/01/04) - Dominican Republic
 7. Unikredit Realkredit, (6.00%, due 10/01/29) - Denmark
 8. Government of Poland, (12.00%, due 06/12/01) - Poland
 9. Cemex SA, (12.75%, due 07/15/06) - Mexico
10. Government of Poland, (12.00%, due 02/12/03) - Poland

Lexington Global Income Fund
Statement of Net Assets
(Including the Portfolio of Investments)
June 30, 1999 (unaudited)

  Principal                                                            Value
   Amount                           Security                         (Note 1)
-------------------------------------------------------------------------------
              LONG-TERM DEBENTURES: 89.5%
              GOVERNMENT OBLIGATIONS: 45.4%
              Argentina: 5.1%
 $ 2,200,000  Republic of Argentina,
               9.75%, due 09/19/27...............................   $ 1,655,500
                                                                    -----------

              Brazil: 4.8%
   2,390,560  Federative Republic of Brazil, "C" Bond,
               5.00%, due 04/15/14...............................     1,545,617
                                                                    -----------

              Dominican Republic: 2.4%
   1,200,000  Central Bank of Dominican Republic, Floating Rate
               Note,
               6.00%, due 08/30/24...............................       792,000
                                                                    -----------

              Greece: 10.3%
 500,000,000* Hellenic Republic,
               9.80%, due 03/21/00...............................     1,594,078
 310,000,000* Hellenic Republic,
               Floating Rate Note,
               13.10%, due 10/23/03..............................     1,023,292
 200,000,000* Hellenic Republic,
               8.80%, due 06/19/07...............................       733,384
                                                                    -----------
                                                                      3,350,754
                                                                    -----------

              Hungary: 5.2%
 200,000,000* Government of Hungary,
               21.00%, due 10/24/99..............................       841,008
 200,000,000* Government of Hungary,
               16.00%, due 11/24/00..............................       844,832
                                                                    -----------
                                                                      1,685,840
                                                                    -----------

              Jordan: 0.7%
 $   400,000  Republic of Jordan,
               Floating Rate Note,
               5.50%, due 12/23/23...............................       240,520
                                                                    -----------

              Mexico: 2.3%
   1,000,000  United Mexican States,
               6.25%, due 12/31/19...............................       734,100
   1,000,000  United Mexican States (Rights).....................       --
                                                                    -----------
                                                                        734,100
                                                                    -----------

              Philippines: 4.8%
  50,000,000* Republic of the Philippines,
               18.00%, due 11/26/08..............................     1,559,666
                                                                    -----------

              Poland: 6.8%
   4,500,000* Government of Poland,
               12.00%, due 06/12/01..............................     1,153,051
   4,000,000* Government of Poland
               12.00%, due 02/12/03..............................     1,048,255
                                                                    -----------
                                                                      2,201,306
                                                                    -----------

  Principal                                                             Value
   Amount                           Security                          (Note 1)
--------------------------------------------------------------------------------
              GOVERNMENT OBLIGATIONS (continued):
              South Africa: 3.0%
   5,100,000* Electricity Supply Commission (ESKOM),
               11.00%, due 06/01/08...............................   $   663,142
   2,000,000* Republic of South Africa,
               12.00%, due 02/28/05...............................       299,286
                                                                     -----------
                                                                         962,428
                                                                     -----------

              TOTAL GOVERNMENT OBLIGATIONS
               (cost $16,578,054).................................    14,727,731
                                                                     -----------

              CORPORATE BONDS: 44.1%
              Argentina: 2.7%
 $ 1,000,000  Compagnie De Radiocomunicaciones
               Moviles SA,
               9.25%, due 05/08/08/1/,/2/.........................       876,200
                                                                     -----------

              Canada: 1.1%
     500,000* Rogers Communications, Inc.,
               10.50%, due 02/14/06...............................       369,076
                                                                     -----------

              Czech Republic: 3.8%
  12,500,000* CEZ, A.S.,
               11.30%, due 06/06/05...............................       371,541
  30,000,000* International Finance Corporation,
               24.00%, due 10/12/99...............................       874,751
                                                                     -----------
                                                                       1,246,292
                                                                     -----------

              Denmark: 9.3%
   3,434,000* Danske Kredit,
               6.00%, due 10/01/29................................       452,183
   4,800,000* Nykredit A/S,
               6.00%, due 10/01/29................................       636,393
   4,667,000* Realkredit Danmark A/S,
               6.00%, due 10/01/29................................       618,436
   9,934,000* Unikredit Realkredit,
               6.00%, due 10/01/29................................     1,314,998
                                                                     -----------
                                                                       3,022,010
                                                                     -----------
              Dominican Republic: 4.1%
 $ 1,500,000  Tricom, S.A.,
               11.375%, due 09/01/04..............................     1,323,750
                                                                     -----------

              Mexico: 3.5%
   1,000,000  Cemex SA,
               12.75%, due 07/15/06...............................     1,130,000
                                                                     -----------

              United States: 19.6%
     559,703  ABN-AMRO Mortgage Corporation,
               Series 1998-1, Class B4,
               6.7079%, due 04/25/281.............................       340,020

Lexington Global Income Fund
Statement of Net Assets
(Including the Portfolio of Investments)
June 30, 1999 (unaudited) (continued)

  Principal                                                             Value
   Amount                           Security                          (Note 1)
--------------------------------------------------------------------------------
             CORPORATE BONDS (continued):
             United States (continued):
 $   300,000 Archibald Candy Corporation,
              10.25%, due 07/01/04.................................  $   304,500
     558,871 BA Mortgage Securities, Inc.,
              Series 1997-2, Class B4,
              7.25%, due 10/25/27/1/...............................      359,249
   1,000,000 Beazer Homes USA, Inc.,
              9.00%, due 03/01/04/.................................      985,000
   1,000,000 Chiquita Brands International Inc.,
              10.25%, due 11/01/06.................................    1,015,000
     950,000 Clark Materials Handling Company,
              Senior Note, Series D,
              10.75%, due 11/15/06.................................      807,500
     181,380 DLJ Mortgage Acceptance Corporation,
              Series 1996-I, Class B4,
              7.25%, due 9/25/11/1/,/2/............................      140,910
     921,184 Norwest Asset Securities Corporation,
              Series 1997-6, Class B4,
              7.50%, due 5/25/27/1/,/2/............................      615,754
     450,189 PNC Mortgage Securities Corporation,
              Series 1999-1, Class 2B4,
              6.25%, due 02/25/14/1/,/2/...........................      329,694
     150,062 PNC Mortgage Securities Corporation,
              Series 1999-1, Class 2B5,
              6.25%, due 02/25/14/1/,/2/...........................       94,633
     150,062 PNC Mortgage Securities Corporation,
              Series 1999-1, Class 2B6,
              6.25%, due 02/25/14/1/,/2/...........................       29,708
     688,895 PNC Mortgage Securities Corporation,
              Series 1997-5, Class B5,
              7.25%, due 10/25/27/1/,/2/...........................      452,303
     690,223 PNC Mortgage Securities Corporation,
              Series 1998-2, Class VB5,
              6.625%, due 03/25/28/1/,/2/..........................      386,849
   1,490,236 PNC Mortgage Securities Corporation,
              Series 1998-11, Class 1B6,
              6.50%, due 11/25/28/1/,/2/...........................      295,020

     Principal                                                         Value
       Amount                          Security                      (Note 1)
-------------------------------------------------------------------------------
                    CORPORATE BONDS (continued):
                    United States (continued):
 $         293,369  Residential Asset Securitization Trust,
                     Series 1997-A6, Class B4,
                     7.25%, due 9/25/12/1/,/2/...................   $   219,477
                                                                    -----------
                                                                      6,375,617
                                                                    -----------

                    TOTAL CORPORATE BONDS
                     (cost $15,683,977)..........................    14,342,945
                                                                    -----------

                    TOTAL LONG-TERM DEBENTURES
                     (cost $32,262,031)..........................    29,070,676
                                                                    -----------

                    SHORT-TERM INVESTMENTS: 7.6%
                    Turkey: 5.8%
 1,000,000,000,000* Government of Turkey Treasury Bills,
                     0.00%, due 11/03/99.........................     1,888,057
                                                                    -----------

                    United States: 1.8%
 $         600,000  U.S. Treasury Bills,
                     4.82%, due 12/16/99.........................       586,728
                                                                    -----------

                    TOTAL SHORT-TERM INVESTMENTS
                     (cost $2,606,871)...........................     2,474,785
                                                                    -----------

                    TOTAL INVESTMENTS: 97.1%
                    (cost $34,868,902+) (Note 1).................    31,545,461
                    Other assets in excess of liabilities: 2.9%..       926,237
                                                                    -----------

                    TOTAL NET ASSETS: 100.0%
                    (equivalent to $9.82 per share on 3,306,152
                     shares outstanding) ........................   $32,471,698
                                                                    ===========

* Principal amount represents local currency.
/1/Restricted Security (Note 7).
/2/Illiquid Security (Note 8).
+ Aggregate cost for Federal income tax purposes is $34,869,032.

   The Notes to Financial Statements are an integral part of this statement.

Lexington Global Income Fund
Statement of Assets and Liabilities
June 30, 1999 (unaudited)

Assets
Investments, at value (cost $34,868,902)
 (Note 1)........................................................  $31,545,461
Cash.............................................................      261,019
Receivable for investment securities sold........................        1,155
Receivable for shares sold.......................................       23,226
Interest receivable..............................................      801,308
                                                                   -----------
   Total Assets..................................................   32,632,169
                                                                   -----------
Liabilities
Due to Lexington Management Corporation (Note 2).................       26,843
Payable for shares redeemed......................................       25,226
Distributions payable............................................       45,791
Accrued expenses.................................................       62,611
                                                                   -----------
   Total Liabilities.............................................      160,471
                                                                   -----------
Net Assets (equivalent to $9.82 per share on 3,306,062 shares outstanding) (Note 4)...........................................  $32,471,698
                                                                   ===========
Net Assets consist of:
Additional paid-in capital (Note 1)..............................  $35,855,830
Undistributed net investment income
 (Note 1)........................................................      552,809
Accumulated net realized loss on investments and foreign currency
 transactions (Note 1)...........................................     (605,887)
Unrealized depreciation of investments and foreign currency
 translation of other assets and liabilities.....................   (3,331,054)
                                                                   -----------
   Total Net Assets..............................................  $32,471,698
                                                                   ===========

Lexington Global Income Fund
Statement of Operations
Six months ended June 30, 1999 (unaudited)

Investment Income
 Interest...........................................  $ 2,460,775
 Less: foreign tax expense..........................      101,402
                                                      -----------
 Total investment income............................               $ 2,359,373
Expenses
 Investment advisory fee
  (Note 2)..........................................      172,254
 Distribution expenses (Note 3).....................       27,911
 Transfer agent and shareholder servicing expenses
  (Note 2)..........................................       23,517
 Custodian expenses.................................       22,843
 Printing and mailing expenses......................       18,189
 Professional fees..................................       16,936
 Accounting expenses (Note 2).......................       14,820
 Directors' fees and expenses.......................        8,869
 Registration fees..................................        8,415
 Computer processing fees...........................        4,221
 Other expenses.....................................        9,125
                                                      -----------
 Total expenses.....................................                   327,100
                                                                   -----------
 Net investment income..............................                 2,032,273
Realized and Unrealized Loss on Investments (Note 5)
Net realized loss on:
 Investments........................................     (212,722)
 Foreign currency transactions......................     (556,019)
                                                      -----------
  Net realized loss.................................                  (768,741)
Net change in unrealized depreciation of:
 Investments........................................   (1,733,800)
 Foreign currency translation of other assets and
  liabilities.......................................      (19,383)
                                                      -----------
  Net change in unrealized
   depreciation.....................................                (1,753,183)
                                                                   -----------
Net realized and unrealized loss....................                (2,521,924)
                                                                   -----------
Decrease in Net Assets Resulting from Operations....               $  (489,651)
                                                                   ===========

  The Notes to Financial Statements are an integral part of these statements.

Lexington Global Income Fund
Statements of Changes in Net Assets

                                                   Six months ended  Year ended
                                                    June 30, 1999   December 31,
                                                     (unaudited)        1998
                                                   ---------------- ------------
Net investment income............................    $ 2,032,273    $ 3,618,708
Net realized loss from investments and foreign
 currency transactions...........................       (768,741)      (156,676)
Net change in unrealized depreciation of
 investments and foreign currency translation....     (1,753,183)    (1,141,496)
                                                     -----------    -----------
  Increase (decrease) in net assets resulting
   from operations...............................       (489,651)     2,320,536
Distributions to shareholders from net investment
 income..........................................     (1,344,582)    (2,758,226)
Distributions to shareholders from net realized
 gains from security transactions................         --           (624,804)
Increase (decrease) in net assets from capital
 share transactions (Note 4).....................     (2,100,631)    13,801,323
                                                     -----------    -----------
  Net increase (decrease) in net assets..........     (3,934,864)    12,738,829
Net Assets:
 Beginning of period.............................     36,406,562     23,667,733
                                                     -----------    -----------
 End of period (Including undistributed net
  investment income of $552,809 and $641,772,
  1999 and 1998, respectively)...................    $32,471,698    $36,406,562
                                                     ===========    ===========

  The Notes to Financial Statements are an integral part of these statements.
-------------------------------------------------------------------------------

Lexington Global Income Fund
Notes to Financial Statements
June 30, 1999 (unaudited) and December 31, 1998

1.Significant Accounting Policies
Lexington Global Income Fund (the "Fund") (formerly known as Lexington Ramirez Global Income Fund) is an open-end non-diversified management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek high current income. Capital appreciation is a secondary objective. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

   Investments Securities transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are reported on the identified cost basis. Long-term debt obligations held by the Fund are valued at the mean of representative quoted bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when LMC

Lexington Global Income Fund
Notes to Financial Statements
June 30, 1999 (unaudited) and December 31, 1998 (continued)

1.Significant Accounting Policies (continued)
   Investments (continued) deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term debt investments are amortized to maturity based on their cost, adjusted for foreign exchange translation. Equity securities are valued at the last sale price on the exchange, as of the close of business on the day the securities are being valued. In the absence of any sales, securities are valued at the mean of the last available bid and asked prices. Securities traded on the over-the-counter market are valued at the mean between the last current bid and asked prices. Securities for which market quotations are not readily available and other assets are valued by Fund management in good faith under the direction of the Fund's Board of Directors. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income, adjusted for amortization of premiums and accretion of discounts, is accrued as earned.

   Foreign Currency Transactions Foreign currencies (and receivables and payables denominated in foreign currencies) are translated into U.S. dollar amounts at current exchange rates. Translation gains or losses resulting from changes in exchange rates and realized gains and losses on the settlement of foreign currency transactions are reported in the statement of operations. In addition, the Fund may enter into forward foreign exchange contracts in order to hedge against foreign currency risk in the purchase or sale of securities denominated in foreign currency. The Fund may also enter into such contracts to hedge against changes in foreign currency exchange rates on portfolio positions. These contracts are marked to market daily, by recognizing the difference between the contract exchange rate and the current market rate as unrealized gains or losses. Realized gains or losses are recognized when contracts are closed and are reported in the statement of operations.

The Fund authorizes its custodian to place and maintain debt obligations in a segregated account of the Fund having a value equal to the aggregate amount of the Fund's commitments under foreign forward currency contracts entered into with respect to position hedges. There are no forward foreign currency contracts outstanding at June 30, 1999.

   Federal Income Taxes It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to "regulated investment companies" and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income taxes is required.

   Distributions Dividends from net investment income are normally declared and paid quarterly and dividends from net realized capital gains are normally declared and paid annually. However, the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The character of income and gains to be distributed are determined in accordance with income tax regulations that may differ from generally accepted accounting principles. At December 31, 1998, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distribution under income tax regulations. Net investment income, net realized gains and net assets were not affected by this change.

Lexington Global Income Fund
Notes to Financial Statements
June 30, 1999 (unaudited) and December 31, 1998 (continued)



1.Significant Accounting Policies (continued)
   Use of Estimates The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.Investment Advisory Fee and Other Transactions with Affiliate
The Fund pays an investment advisory fee to Lexington Management Corporation ("LMC") at an annual rate of 1.00% of the Fund's average daily net assets. In connection with providing investment advisory services, LMC entered into a sub-advisory contract with MFR Advisors Inc. ("MFR") under which MFR provides the Fund with investment advisory services. Pursuant to the terms of the sub-advisory contract between LMC and MFR, LMC pays MFR a monthly sub-advisory fee at an annual rate of 0.35% of the Fund's average daily net assets in excess of $15 million. The sub-advisory contract between LMC amd MFR was terminated on May 3, 1999. For 1999, LMC has voluntarily agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage commissions, 12b-1 fees and extraordinary expenses but including management fees and operating expenses) to an annual rate of 2.50% of the Fund's average daily net assets. No reimbursement was required for the six months ended June 30, 1999.

The Fund reimburses LMC for certain expenses, including accounting and shareholder servicing costs of $32,364, which are incurred by the Fund, but paid by LMC.

3.Distribution Plan
The Fund has adopted a Distribution Plan (the "Plan") which allows payments to finance activities associated with the distribution of the Fund's shares. The Plan provides that the Fund may pay distribution fees on a reimbursement basis, including payments to Lexington Funds Distributor, Inc. ("LFD"), the Fund's distributor, in amounts not exceeding 0.25% per annum of the Fund's average daily net assets. Total distribution expenses for the six months ended June 30, 1999, were $27,911 and are set forth in the statement of operations.

4.Capital Stock
Transactions in capital stock were as follows:

                                 Six months ended
                                  June 30, 1999             Year ended
                                   (unaudited)           December 31, 1998
                               ---------------------  ------------------------
                                Shares     Amount       Shares       Amount
                                ------     ------       ------       ------
Shares sold..................   581,526  $ 5,930,781   2,249,211  $ 24,156,657
Shares issued on reinvestment
 of dividends................   124,435    1,240,959     290,497     3,013,322
                               --------  -----------  ----------  ------------
                                705,961    7,171,740   2,539,708    27,169,979
Shares redeemed..............  (912,434)  (9,272,371) (1,263,118)  (13,368,656)
                               --------  -----------  ----------  ------------
Net increase (decrease)......  (206,473) $(2,100,631)  1,276,590  $ 13,801,323
                               ========  ===========  ==========  ============


5.Investment Transactions
The cost of purchases and proceeds from sales of securities for the six months ended June 30, 1999, excluding short-term securities, were $3,431,454 and $5,833,697, respectively.

Lexington Global Income Fund
Notes to Financial Statements
June 30, 1999 (unaudited) and December 31, 1998 (continued)


5.Investment Transactions (continued)
At June 30, 1999, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $313,644 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $3,637,085.

6.Investment and Concentration Risks
The Fund's investments in foreign securities may involve risks not present in domestic investments. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Year 2000 Compliance Risk The Fund seeks to ensure that the operating and processing systems of the issuers in which it invests will continue to function when the Year 2000 arrives. However, the risk exists that one or more of these issuers may not be adequately prepared for the Year 2000 which could have a material impact on the issuer itself and on the Fund's investment in that issuer.

In addition to the risks described above, risks may arise from forward foreign currency contracts as a result of the potential inability of counterparties to meet the terms of their contracts.

7.Restricted Securities
The following securities were purchased under Rule 144A of the Securities Act of 1933 and, unless registered under the Act or exempted from registration, may be sold only to qualified institutional investors.

                                Acquisition Principal   Market   Percent of Net
           Security                Date      Amount     Value        Assets
           --------             ----------- --------- ---------- --------------
ABN-AMRO Mortgage Corporation,
 Series 1998-1, Class B4,
 6.7079%, due 04/25/28........   03/05/98   $ 559,703 $  340,020      1.05%
BA Mortgage Securities, Inc.,
 Series 1997-2, Class B4,
 7.25%, due 10/25/27..........   12/17/97     558,871    359,249      1.11
Compagnie De
 Radiocomunicaciones Moviles
 SA,
 9.25%, due 05/08/08..........   06/26/98   1,000,000    876,200      2.70
DLJ Mortgage Acceptance
 Corporation,
 Series 1996-I, Class B4,
 7.25%, due 09/25/11..........   10/25/96     181,380    140,910      0.43
Norwest Asset Securities
 Corporation,
 Series 1997-6, Class B4,
 7.50%, due 05/25/27..........   03/21/97     921,184    615,754      1.90
PNC Mortgage Securities
 Corporation,
 Series 1997-5, Class B5,
 7.25%, due 10/25/27..........   09/11/97     688,895    452,303      1.39
PNC Mortgage Securities
 Corporation,
 Series 1998-2, Class VB5,
 6.625%, due 03/25/28.........   03/30/98     690,223    386,849      1.19
PNC Mortgage Securities
 Corporation,
 Series 1998-11, Class 1B6,
 6.50%, due 11/25/28..........   10/23/98   1,490,236    295,020      0.91
PNC Mortgage Securities
 Corporation,
 Series 1999-1, Class 2B4,
 6.25%, due 02/25/14..........   03/26/99     450,189    329,694      1.02
PNC Mortgage Securities
 Corporation,
 Series 1999-1, Class 2B5,
 6.25%, due 02/25/14..........   03/26/99     150,062     94,633      0.29
PNC Mortgage Securities
 Corporation,
 Series 1999-1, Class 2B6,
 6.25%, due 02/25/14..........   03/26/99     150,062     29,708      0.09
Residential Asset
 Securitization Trust,
 Series 1997-A6, Class B4,
 7.25%, due 09/25/12..........   07/31/97     293,369    219,477      0.67
                                                      ----------     -----
                                                      $4,139,817     12.75%
                                                      ==========     =====

Lexington Global Income Fund
Notes to Financial Statements
June 30, 1999 (unaudited) and December 31, 1998 (continued)


8.Illiquid Securities
Pursuant to guidelines adopted by the Fund's Board of Directors, the following securities are deemed to be illiquid. The Fund currently limits investment in illiquid securities to 15% of the Fund's net assets, at market value.

                              Acquisition Principal    Market   Percent of Net
          Security               Date       Amount     Value        Assets
          --------            ----------- ---------- ---------- --------------
Compagnie De
 Radiocomunicaciones Moviles
 SA, 9.25%, due 05/08/08....   06/26/98   $1,000,000 $  876,200      2.70%
DLJ Mortgage Acceptance
 Corporation,
 Series 1996-I, Class B4,
 7.50%, due 09/25/11........   10/25/96      181,380    140,910      0.43
Norwest Asset Securities
 Corporation,
 Series 1997-6, Class B4,
 7.50%, due 05/25/27........   03/21/97      921,184    615,754      1.90
PNC Mortgage Securities
 Corporation,
 Series 1997-5, Class B5,
 7.25%, due 10/25/27........   09/11/97      688,895    452,303      1.39
PNC Mortgage Securities
 Corporation,
 Series 1998-2, Class VB5,
 6.625%, due 03/25/28.......   03/30/98      690,223    386,849      1.19
PNC Mortgage Securities
 Corporation,
 Series 1998-11, Class 1B6,
 6.50%, due 11/25/28........   10/23/98    1,490,236    295,020      0.91
PNC Mortgage Securities
 Corporation,
 Series 1999-1, Class 2B4,
 6.25%, due 02/25/14........   03/26/99      450,189    329,694      1.02
PNC Mortgage Securities
 Corporation,
 Series 1999-1, Class 2B5,
 6.25%, due 02/25/14........   03/26/99      150,062     94,633      0.29
PNC Mortgage Securities
 Corporation,
 Series 1999-1, Class 2B6,
 6.25%, due 02/25/14........   03/26/99      150,062     29,708      0.09
Residential Asset
 Securitization Trust,
 Series 1997-6, Class B4,
 7.25%, due 09/25/12........   07/31/97      293,369    219,477      0.67
                                                     ----------     -----
                                                     $3,440,548     10.59%
                                                     ==========     =====

Lexington Global Income Fund
Financial Highlights

Selected per share data for a share outstanding throughout the period:

                            Six months ended     Year ended December 31,
                             June 30, 1999   ----------------------------------
                              (unaudited)     1998     1997     1996     1995
                            ---------------- -------  -------  -------  -------
Net asset value, beginning
 of period................       $10.36       $10.58   $11.22   $10.75    $9.80
                                 ------       ------   ------   ------   ------
Income (loss) from
 investment operations:
 Net investment income....         0.62         0.90     1.04     1.01     0.96
 Net realized and
  unrealized gain (loss)
  from investments and
  foreign currency
  transactions............        (0.75)       (0.07)   (0.50)    0.36     0.95
                                  -----        -----    -----    -----    -----
Total income (loss) from
 investment operations....        (0.13)        0.83     0.54     1.37     1.91
                                  -----        -----    -----    -----    -----
Less distributions:
 Distributions from net
  investment income.......        (0.41)       (0.87)   (0.91)   (0.86)   (0.96)
 Distributions from net
  realized gains..........         --          (0.18)   (0.27)   (0.04)    --
                                  -----        -----    -----    -----    -----
Total distributions.......        (0.41)       (1.05)   (1.18)   (0.90)   (0.96)
                                  -----        -----    -----    -----    -----
Net asset value, end of
 period...................        $9.82       $10.36   $10.58   $11.22   $10.75
                                 ======       ======   ======   ======   ======
Total return..............      (2.54)%*       8.21%    5.00%   13.33%   20.10%
Ratio to average net
 assets:
 Expenses, before
  reimbursement or
  waivers.................        1.90%*       1.89%    2.17%    2.33%    3.07%
 Expenses, net of
  reimbursement or
  waivers.................        1.90%*       1.50%    1.50%    1.50%    2.75%
 Net investment income,
  before reimbursement or
  waivers.................       11.80%*      10.99%    8.99%    9.49%    9.48%
 Net investment income....       11.80%*      11.38%    9.66%   10.32%    9.80%
Portfolio turnover........       20.85%*      45.26%  117.94%   71.83%  164.72%
Net assets, end of period
 (000's omitted)..........      $32,472      $36,407  $23,668  $29,110  $12,255

--------
* Annualized.

Lexington
Global Income Fund

Investment Adviser
-----------------------------------
LEXINGTON MANAGEMENT CORPORATION
P.O. Box 1515
Park 80 West Plaza Two
Saddle Brook, New Jersey 07663

Distributor
-----------------------------------
LEXINGTON FUNDS DISTRIBUTOR, INC.
P.O. Box 1515
Park 80 West Plaza Two
Saddle Brook, New Jersey 07663


    All shareholder
    requests for
    services of any
    kind should be sent
    to:

    Transfer Agent
   ---------------------
    STATE STREET BANK
    AND
    TRUST COMPANY
    c/o National
    Financial Data
    Services
    330 West Ninth
    Street
    Kansas City,
    Missouri 64105

    Or call toll free:
    Service and Sales:
    1-800-526-0056
    24 Hour Account
    Information:
    1-800-526-0052


  www.lexingtonfunds.com
-----------------------------------

(800) 526-0052

"LEXLINE"
24 hour toll-free telephone access to your
Lexington Fund account
Price/Yield . Account Balances . Exchanges .
Last Transactions . Total Return . Duplicate Statements
--------------------------------------------------------

This report has been prepared for the information of the shareholders of Lexington Global Income
Fund and is authorized for distribution to the public only if it is accompanied or preceded by a currently effective prospectus which sets forth expenses and other material information.

LEX275-SAR6/99

                                                            LEXINGTON
                                                          GLOBAL INCOME
                                                              FUND
                                                   --------------------------
                                                    Seeks high current income.
                                                   The appreciation of Capital
                                                    is a secondary objective.
                                                   --------------------------

                                                       Semi- Annual Report
                                                          June 30, 1999

                                                       The Lextington Group
                                                           of No-Load
                                                       Investment Companies


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